Schedule of Investments (unaudited)
February 28, 2023
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.9%
Axon Enterprise, Inc.(a)	1,642	$ 328,909
HEICO Corp.	1,070	177,160
		506,069
Air Freight & Logistics — 1.5%
GXO Logistics, Inc.(a)	2,619	129,824
Auto Components — 2.5%
Fox Factory Holding Corp.(a)	1,829	214,907
Biotechnology — 1.7%
Halozyme Therapeutics, Inc.(a)	3,112	149,345
Building Products — 0.9%
AZEK Co., Inc., Class A(a)	3,263	78,606
Capital Markets — 7.3%
Carlyle Group, Inc.	663	22,807
MarketAxess Holdings, Inc.	330	112,679
Morningstar, Inc.	759	157,363
TPG, Inc.	3,969	131,056
Tradeweb Markets, Inc., Class A	2,910	206,290
		630,195
Commercial Services & Supplies — 2.9%
Casella Waste Systems, Inc., Class A(a)(b)	2,498	194,395
GFL Environmental, Inc.	1,833	55,668
		250,063
Construction & Engineering — 4.2%
Comfort Systems U.S.A., Inc.	1,056	153,585
WillScot Mobile Mini Holdings Corp.(a)	4,103	210,894
		364,479
Distributors — 1.8%
Pool Corp.	439	156,662
Diversified Consumer Services — 2.6%
Bright Horizons Family Solutions, Inc.(a)	124	9,776
Duolingo, Inc.(a)	1,388	126,017
European Wax Center, Inc., Class A	1,746	32,231
Mister Car Wash, Inc.(a)	6,530	60,272
		228,296
Entertainment — 2.1%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,686	182,299
Equity Real Estate Investment Trusts (REITs) — 0.4%
Rexford Industrial Realty, Inc.	543	32,830
Food Products — 0.3%
Freshpet, Inc.(a)	377	23,442
Health Care Equipment & Supplies — 2.9%
Figs, Inc., Class A(a)	7,795	71,792
Inmode Ltd.(a)	785	27,718
Insulet Corp.(a)	236	65,221
Teleflex, Inc.	365	86,954
		251,685
Health Care Technology — 1.7%
Certara, Inc.(a)	2,046	37,073
Doximity, Inc., Class A(a)	2,039	68,572
Phreesia, Inc.(a)	1,220	44,896
		150,541
Hotels, Restaurants & Leisure — 9.1%
Churchill Downs, Inc.	639	157,053
Domino’s Pizza, Inc.	137	40,279
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Evolution AB(c)	1,533	$ 184,982
Penn Entertainment, Inc.(a)	922	28,149
Planet Fitness, Inc., Class A(a)	2,711	219,727
Vail Resorts, Inc.	684	159,707
		789,897
Interactive Media & Services — 1.6%
Match Group, Inc.(a)	3,360	139,171
Internet & Direct Marketing Retail — 1.3%
Etsy, Inc.(a)	933	113,275
IT Services — 2.8%
DigitalOcean Holdings, Inc.(a)(b)	2,011	64,312
Globant SA(a)	936	154,515
Jack Henry & Associates, Inc.	121	19,873
		238,700
Life Sciences Tools & Services — 9.5%
Azenta, Inc.(a)	2,379	104,414
Bio-Techne Corp.	2,408	174,917
Charles River Laboratories International, Inc.(a)	869	190,607
Olink Holding AB, ADR(a)	1,288	30,191
Repligen Corp.(a)	946	164,954
West Pharmaceutical Services, Inc.	482	152,808
		817,891
Machinery — 3.7%
AutoStore Holdings Ltd.(a)(c)	8,779	18,240
Chart Industries, Inc.(a)(b)	1,111	148,319
Graco, Inc.	2,252	156,604
		323,163
Media — 0.6%
Cable One, Inc.	69	47,652
Oil, Gas & Consumable Fuels — 0.9%
Diamondback Energy, Inc.	290	40,768
EQT Corp.	1,189	39,451
		80,219
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp., Class A	1,933	183,113
Fiverr International Ltd.(a)	1,594	63,138
		246,251
Road & Rail — 2.3%
Saia, Inc.(a)(b)	737	199,631
Semiconductors & Semiconductor Equipment — 11.6%
Ambarella, Inc.(a)	1,834	172,964
Entegris, Inc.	2,846	242,565
Lattice Semiconductor Corp.(a)	2,803	238,143
Monolithic Power Systems, Inc.	413	200,012
SolarEdge Technologies, Inc.(a)	465	147,833
		1,001,517
Software — 11.3%
Aspen Technology, Inc.(a)	467	99,009
Bill.com Holdings, Inc.(a)	489	41,384
Confluent, Inc., Class A(a)	6,013	146,657
Five9, Inc.(a)	3,243	214,038
Gitlab, Inc., Class A(a)	2,533	111,553
HubSpot, Inc.(a)	425	164,415
Paylocity Holding Corp.(a)	1,014	195,307
		972,363
Specialty Retail — 1.1%
Burlington Stores, Inc.(a)	426	91,270

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.(a)(b)	299	$ 44,354
Total Long-Term Investments — 97.8% (Cost: $9,664,850)		8,454,597
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(d)(e)	185,912	185,912
SL Liquidity Series, LLC, Money Market Series, 4.75%(d)(e)(f)	352,985	353,091
Total Short-Term Securities — 6.2% (Cost: $538,884)		539,003
Total Investments — 104.0% (Cost: $10,203,734)		8,993,600
Liabilities in Excess of Other Assets — (4.0)%		(349,733)
Net Assets — 100.0%		$ 8,643,867
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 190,657	$ —	$ (4,745)(a)	$ —	$ —	$ 185,912	185,912	$ 4,167	$ —
SL Liquidity Series, LLC, Money Market Series	430,483	—	(77,308)(a)	(154)	70	353,091	352,985	1,273(b)	—
				$ (154)	$ 70	$ 539,003		$ 5,440	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock SMID-Cap Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 506,069	$ —	$ —	$ 506,069
Air Freight & Logistics	129,824	—	—	129,824
Auto Components	214,907	—	—	214,907
Biotechnology	149,345	—	—	149,345
Building Products	78,606	—	—	78,606
Capital Markets	630,195	—	—	630,195
Commercial Services & Supplies	250,063	—	—	250,063
Construction & Engineering	364,479	—	—	364,479
Distributors	156,662	—	—	156,662
Diversified Consumer Services	228,296	—	—	228,296
Entertainment	182,299	—	—	182,299
Equity Real Estate Investment Trusts (REITs)	32,830	—	—	32,830
Food Products	23,442	—	—	23,442
Health Care Equipment & Supplies	251,685	—	—	251,685
Health Care Technology	150,541	—	—	150,541
Hotels, Restaurants & Leisure	604,915	184,982	—	789,897
Interactive Media & Services	139,171	—	—	139,171
Internet & Direct Marketing Retail	113,275	—	—	113,275
IT Services	238,700	—	—	238,700
Life Sciences Tools & Services	817,891	—	—	817,891
Machinery	304,923	18,240	—	323,163
Media	47,652	—	—	47,652
Oil, Gas & Consumable Fuels	80,219	—	—	80,219
Professional Services	246,251	—	—	246,251
Road & Rail	199,631	—	—	199,631
Semiconductors & Semiconductor Equipment	1,001,517	—	—	1,001,517
Software	972,363	—	—	972,363
Specialty Retail	91,270	—	—	91,270
Trading Companies & Distributors	44,354	—	—	44,354
Short-Term Securities
Money Market Funds	185,912	—	—	185,912
	$ 8,437,287	$ 203,222	$ —	8,640,509
Investments valued at NAV(a)				353,091
				$ 8,993,600
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock SMID-Cap Growth Equity Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
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